UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     X-10 Capital Partners (QP), LP

Address:  201 North Union Street, Suite 300
          Alexandria, Virginia 22314

13F File Number: 028-XXXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark J. Kington
Title:  Managing Member
Phone:  (703) 519-7991



Signature, Place and Date of Signing:


/s/ Mark J. Kington            Alexandria, Virginia         February 7, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   45

Form 13F Information Table Value Total:  $ 103,458
                                         (thousands)



List of Other Included Managers:

Form 13F File Number                    Name
--------------------                    ----------------------------
028-XXXXXX                              X-10 Capital Management, LLC

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2010


COLUMN 1                    COLUMN  2          COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
--------------              ---------         ---------  --------   ------------------  ----------  --------    -------------------
                            TITLE OF                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS              CUSIP    (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------              ---------         ---------  --------   -------   --- ----  ----------  --------    ----   ------  ----
ABOVENET INC                  COM             00374N107  1,742.11    29,800   SH         Defined               29,800
AK STL HLDG CORP              COM             001547108    933.09    57,000   SH         Defined               57,000
ALCOA INC                     COM             013817101  1,539.00   100,000   SH         Defined              100,000
AMR CORP                      COM             001765106  2,742.08   352,000   SH         Defined              352,000
APPLE INC                     COM             037833100  7,096.32    22,000   SH         Defined               22,000
ASBURY AUTOMOTIVE GROUP INC   COM             043436104  3,113.88   168,500   SH         Defined              168,500
BARRICK GOLD CORP             COM             067901108    930.65    17,500   SH         Defined               17,500
CAPITAL GOLD CORP             COM NEW         14018Y205    367.32    72,450   SH         Defined               72,450
CELANESE CORP DEL             COM SER A       150870103  3,026.00    73,500   SH         Defined               73,500
CHESAPEAKE LODGING TR         SH BEN INT      165240102    319.77    17,000   SH         Defined               17,000
CITIGROUP INC                 COM             172967101  3,859.68   816,000   SH         Defined              816,000
COOPER TIRE & RUBR CO         COM             216831107  1,108.26    47,000   SH         Defined               47,000
EASTMAN CHEM CO               COM             277432100    992.14    11,800   SH         Defined               11,800
FINISAR CORP                  COM NEW         31787A507    712.56    24,000   SH         Defined               24,000
GENERAL ELECTRIC CO           COM             369604103  4,307.30   235,500   SH         Defined              235,500
GLOBAL PMTS INC               COM             37940X102  2,056.35    44,500   SH         Defined               44,500
GOLDMAN SACHS GROUP INC       COM             38141G104  4,237.63    25,200   SH         Defined               25,200
GOODYEAR TIRE & RUBR CO       COM             382550101  2,416.22   203,900   SH         Defined              203,900
GOOGLE INC                    CL A            38259P508  3,326.23     5,600   SH         Defined                5,600
HAWAIIAN HOLDINGS INC         COM             419879101  1,944.32   248,000   SH         Defined              248,000
HOME DEPOT INC                COM             437076102  1,388.38    39,600   SH         Defined               39,600
INTERCONTINENTAL HTLS GRP PL  SPONS ADR NEW   45857P301    670.82    34,000   SH         Defined               34,000
JDS UNIPHASE CORP             COM PAR $0.001  46612J507    622.64    43,000   SH         Defined               43,000
JPMORGAN CHASE & CO           COM             46625H100  5,548.54   130,800   SH         Defined              130,800
KINROSS GOLD CORP             COM NO PAR      496902404  1,422.00    75,000   SH         Defined               75,000
KKR & CO L P DEL              COM UNITS       48248M102  2,695.16   189,800   SH         Defined              189,800
KT CORP                       SPONSORED ADR   48268K101  2,337.92   112,400   SH         Defined              112,400
LOWES COS INC                 COM             548661107  1,329.24    53,000   SH         Defined               53,000
LYONDELLBASELL INDUSTRIES N   SHS - A -       N53745100  2,039.92    59,300   SH         Defined               59,300
MACYS INC                     COM             55616P104  2,605.90   103,000   SH         Defined              103,000
MICROSOFT CORP                COM             594918104  7,019.37   251,500   SH         Defined              251,500
MONSANTO CO NEW               COM             61166W101  2,541.86    36,500   SH         Defined               36,500
NEWMONT MINING CORP           COM             651639106  1,443.61    23,500   SH         Defined               23,500
NOKIA CORP                    SPONSORED ADR   654902204  4,499.52   436,000   SH         Defined              436,000
NVR INC                       COM             62944T105  1,036.53     1,500   SH         Defined                1,500
OCLARO INC                    COM NEW         67555N206    986.25    75,000   SH         Defined               75,000
PENSKE AUTOMOTIVE GRP INC     COM             70959W103  1,593.93    91,500   SH         Defined               91,500
RESEARCH IN MOTION LTD        COM             760975102  1,511.38    26,000   SH         Defined               26,000
SONIC AUTOMOTIVE INC          CL A            83545G102  3,467.56   261,900   SH         Defined              261,900
STEEL DYNAMICS INC            COM             858119100    960.75    52,500   SH         Defined               52,500
TOLL BROTHERS INC             COM             889478103    912.00    48,000   SH         Defined               48,000
UNITED CONTL HLDGS INC        COM             910047109  3,675.66   154,310   SH         Defined              154,310
UNITED STATES STL CORP NEW    COM             912909108  1,752.60    30,000   SH         Defined               30,000
WELLS FARGO & CO NEW          COM             949746101  3,594.84   116,000   SH         Defined              116,000
WHIRLPOOL CORP                COM             963320106  1,030.43    11,600   SH         Defined               11,600






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